Consolidated Statement of Comprehensive Income (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Loss for the period	$ (24,486)	$ (25,945)	$ (41,370)	$ (48,590)
Items that may be reclassified to profit and loss
Exchange differences on translation of foreign operations	259	166	100	(183)
Items that will not be reclassified to profit and loss
Financial assets at fair value through other comprehensive income	106	112	192	266
Other comprehensive (loss)/income for the period, net of tax	365	278	292	83
Total comprehensive losses attributable to the owners of Mesoblast Limited	$ (24,121)	$ (25,667)	$ (41,078)	$ (48,507)